Notes on the Consolidated Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Consolidated Balance Sheet [Abstract]
Schedule of reconciliation of intangible assets
The following table shows the reconciliation of intangible assets for the year ended December 31, 2018:

(in € thousands)	Internally generated software	Licenses and domains	Brands and trademarks	Purchased software	Other intangible assets	Intangible assets under development	Goodwill	Total
Purchase costs
January 1, 2017	1,186	122	2,642	—	3,448	—	3,324	10,722
Acquired	1,984	—	2,525	—	1,735	—	20,453	26,697
Additions	261	110	—	—	323	1,768	—	2,462
Disposals	(179)	—	—	—	—	—	—	(179)
Reclassification	678	—	—	—	—	(678)	—	—
Currency translation	(61)	—	(74)	—	(48)	—	(593)	(776)
December 31, 2017	3,869	232	5,093	—	5,458	1,090	23,184	38,926
Acquired	—	—	—	—	—	—	—	—
Additions	102	101	—	23	345	2,615	—	3,186
Disposals	(633)	—	—	—	—	—	—	(633)
Reclassifications	—	14	—	—	—	(14)	—	—
Currency translation	84	—	117	1	51	—	944	1,197
December 31, 2018	3,422	347	5,210	24	5,854	3,691	24,128	42,676
Accumulated amortization and impairment
January 1, 2017	179	85	37	—	787	—	—	1,088
Additions	366	19	139	—	2,357	—	—	2,881
Impairment	—	—	—	—	—	—	—	—
Disposals	(179)	—	—	—	—	—	—	(179)
Reclassification	—	—	—	—	—	—	—	—
December 31, 2017	366	104	176	—	3,144	—	—	3,790
Additions	1,468	34	140	1	1,537	—	—	3,180
Impairment	—	—	—	—	—	—	3,324	3,324
Disposals	(633)	—	—	—	—	—	—	(633)
Currency translation	—	—	—	—	—	—	—	—
December 31, 2018	1,201	138	316	1	4,681	—	3,324	9,661
Remaining carrying amount
January 1, 2017	1,007	37	2,605	—	2,661	—	3,324	9,634
December 31, 2017	3,503	128	4,917	—	2,314	1,090	23,184	35,136
December 31, 2018	2,221	209	4,894	23	1,173	3,691	20,804	33,015

Schedule of reconciliation of property and equipment
The following table shows the reconciliation of property and equipment for the year ended December 31, 2018:

(in € thousands)	Leasehold improvement	Other and office equipment	Property, plant and equipment under construction	Total
Purchase costs
January 1, 2017	304	853	—	1,157
Acquired	—	81	—	81
Additions	—	232	1,523	1,755
Disposals	—	(145)	—	(145)
Currency translation	—	(3)	—	(3)
December 31, 2017	304	1,018	1,523	2,845
Acquired	—	—	—	—
Additions	—	309	4	313
Disposals	—	(2)	—	(2)
Reclassifications	—	1,523	(1,523)	—
Currency translation	—	4	—	4
December 31, 2018	304	2,852	4	3,160
Accumulated depreciation and impairment
January 1, 2017	59	613	—	672
Additions	59	144	—	203
Impairment	—	25	—	25
Disposals	—	(137)	—	(137)
December 31, 2017	118	645	—	763
Additions	59	326	—	385
Impairment	—	—	—	—
Disposals	—	(3)	—	(3)
December 31, 2018	177	968	—	1,145
Remaining carrying amount
January 1, 2017	245	240	—	485
December 31, 2017	186	373	1,523	2,082
December 31, 2018	127	1,884	4	2,015

Schedule of overview of the Group's trade receivables
The following table gives an overview of the Group’s trade receivables as of December 31, 2018 and 2017:

(in € thousands)	December 31, 2018	December 31, 2017
Trade receivables (gross)	3,649	7,588
Allowance for bad debt	(607)	(774)
- thereof non-current	—	—
- thereof current	3,042	6,814
Total trade receivables	3,042	6,814

Schedule of other financial assets

(in € thousands)	December 31, 2018	December 31, 2017
Deposits	320	2,119
Other receivables	618	1,060
- thereof non-current	24	23
- thereof current	914	3,156
Other financial assets	938	3,179

Schedule of other assets

(in € thousands)	December 31, 2018	December 31, 2017
Prepaid expenses	2,170	2,637
VAT receivables and deposits	820	1,204
Receivables against tax authorities	237	—
Other receivables and assets	92	9
- thereof non-current	271	—
- thereof current	3,048	3,850
Other assets	3,319	3,850

Schedule of provisions

(in € thousands)	Provisions for refunds	Restructuring provisions	Other provisions	Total
January 1, 2017	128	642	53	823
- thereof non-current	—	—	17	17
- thereof current	128	642	36	806
Acquired	—	—	975	975
Utilization	(67)	(642)	(10)	(719)
Release	—	—	—	—
Addition	59	30	62	151
Reclassifications	—	—	(27)	(27)
Discounting effects	—	—	—	—
Currency translation	—	—	(27)	(27)
December 31, 2017	120	30	1,026	1,176
- thereof non-current	—	—	17	17
- thereof current	120	30	1,009	1,159
Acquired	—	—	—	—
Utilization	—	(30)	(89)	(119)
Release	—	—	(461)	(461)
Addition	—	—	237	237
Reclassifications	(120)	—	(437)	(557)
Discounting effects	—	—	—	—
Currency translation	—	—	45	45
December 31, 2018	—	—	321	321
- thereof non-current	—	—	16	16
- thereof current	—	—	305	305

Schedule of other financial liabilities

(in € thousands)	December 31, 2018	December 31, 2017
Payroll liabilities	49	206
Other liabilities	883	6,309
- thereof non-current	54	—
- thereof current	878	6,515
Other financial liabilities	932	6,515

Schedule of other liabilities

(in € thousands)	December 31, 2018	December 31, 2017
VAT payables	590	98
Payroll liabilities	953	927
Other tax liabilities	276	2,262
- thereof non-current	—	—
- thereof current	1,819	3,287
Total other liabilities	1,819	3,287

Schedule of maturity structure of deferred income
The maturity structure of contract liabilities as of December 31, 2018 and 2017 is broken down as follows:

(in € thousands)	December 31, 2018	December 31, 2017
Non-current	5	23
Current	16,604	20,354
Total contract liabilities	16,609	20,377